Share Capital and Share Premium (Tables)	3 Months Ended
Sep. 30, 2023
Share Capital and Share Premium [Abstract]
Schedule of Share Capital and Share Premium Amounts	The following table sets forth details of the balances as of September 30, 2023 and as of June 30, 2023:
	Number of shares	Shares issued amount	Shares to be issued amount	Share Premium
Balance as of June 30, 2023 and as of September 30, 2023	37,563,768	375,641	3,068	66,996,982